Cover	Sep. 02, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Current Fiscal Year End Date	--01-03
Entity File Number	0-21423
Entity Registrant Name	BJ'S RESTAURANTS, INC.
Entity Central Index Key	0001013488
Entity Tax Identification Number	33-0485615
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	7755 Center Avenue, Suite 300
Entity Address, City or Town	Huntington Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92647
City Area Code	714
Local Phone Number	500-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	BJRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false